INVENTORY (Tables)	3 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventory

	March 31,	December 31,
	2022	2021
Raw materials	$525,516	$416,180
Work in progress	1,310,470	436,891
Finished goods	46,211	11,948
Total inventory	1,882,197	865,019
Reserve	–	–
Total inventory, net	$1,882,197	$865,019